Debt (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term debt consisted of the following:

(In millions)	Effective interest rate as of September 30, 2025	Balance as of September 30, 2025	Balance as of December 31, 2024
3.500% Unsecured Notes due 2026	3.59%	$326	$400
4.750% Unsecured Notes due 2046	5.02%	554	590
4.600% Unsecured Notes due 2027	4.65%	700	—
4.700% Unsecured Notes due 2028	4.76%	700	—
4.950% Unsecured Notes due 2030	5.01%	1,000	—
5.400% Unsecured Notes due 2035	5.47%	1,000	—
7.125% Unsecured Notes due 2036	7.25%	445	—
6.875% Unsecured Notes due 2039	6.99%	191	—
6.500% Unsecured Notes due 2043	6.61%	239	—
4.200% Unsecured Notes due 2033	4.24%	50	—
7.650% Private Placement due 2031	7.80%	50	—
Other		7	8
Total principal		5,262	998
Unamortized discounts, premiums and debt issuance costs		2	(13)
Total long-term debt		5,264	985
Less: current portion of long-term debt		(332)	(5)
Long-term debt		$4,932	$980

Third-party debt consisted of the following:

	Effective interest rate as of December 31,	Balance as of December 31,
(In millions, except for percentage data)	2024	2024	2023
3.50% Unsecured Notes due 2016–2026	3.59%	$400	$400
4.75% Unsecured Notes due 2016–2046	5.02%	590	590
Other		8	6
Total principal		998	996
Unamortized discounts and debt issuance costs		(13)	(14)
Total long-term debt		985	982
Less: current portion of long-term debt		(5)	(6)
Long-term debt		$980	$976

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	The fair value of the Company’s long-term debt was as follows:

(In millions)	As of September 30, 2025
Carrying amount	$4,932
Fair value	$5,044

The fair value of the Company’s long-term debt was as follows:

(In millions)	As of December 31, 2024
Carrying amount	$980
Fair value	$894